Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated May 23, 2012
to the

Buffalo Funds®
Prospectus and Statement of Additional Information
dated July 29, 2011

Buffalo China Fund (BUFCX)
Buffalo International Fund (BUFIX)

This supplement amends the Prospectus and Statement of Additional Information of the Buffalo Funds dated July 29, 2011, as previously supplemented.

Ms. Shelly Ma, a co-portfolio manager of the Buffalo China Fund and the Buffalo International Fund has resigned from Kornitzer Capital Management for personal reasons.  Accordingly, all references to Ms. Ma as a co-portfolio manager of the Buffalo China Fund and the Buffalo International Fund in the Prospectus and Statement of Additional Information are hereby removed.

The Buffalo China Fund continues to be co-managed by Mr. William Kornitzer, Ms. Nicole Kornitzer and Mr. Yulin Li.  The Buffalo International Fund continues to be co-managed by Mr. William Kornitzer and Ms. Nicole Kornitzer.

Please retain this Supplement with your Prospectus and
Statement of Additional Information for reference.